Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

August 16, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated August 16, 2017, do not differ from those contained in Post-Effective Amendments listed below to the Trust’s Registration Statement on Form N-1A, filed electronically on August 16, 2017:

Series	Post-Effective Amendment No.
iShares 5-10 Year Investment Grade Corporate Bond ETF	1,800
iShares 10+ Year Investment Grade Corporate Bond ETF	1,801

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc: Benjamin J. Haskin, Esq.